Long-term Debt - Debt discharged during 2017 (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2014	Jul. 12, 2013	Jul. 25, 2014	Sep. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 0	$ 0	$ 462,000
Repayment of debt					496,457	215,279	61,179
Gain from repurchase of senior notes					0	125,001	189,174
Issuance of common stock, value					2,197,128		193,983
Reorganization Gain, net					$ 1,029,982	0	$ 0
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Mar. 26, 2014
Principal amount					$ 500,000
Interest rate					7.25%
Proceeds from Issuance of Debt	$ 493,625
Debt Instrument, Repurchased Face Amount						369,026
Debt instrument frequency of periodic payment					semi-annual
Gain from repurchase of senior notes						57,160
Repurchase date					Mar. 21, 2017
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate					9.50%
Repayment of debt	$ 462,300
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Sep. 20, 2012
Principal amount					$ 800,000
Interest rate					6.50%
Debt Instrument, Repurchased Face Amount						148,019
Debt instrument frequency of periodic payment					semi-annual
Gain from repurchase of senior notes						$ 67,841
Repurchase date					Mar. 21, 2017
$1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Jul. 25, 2014
Principal amount					$ 1,300,000
Maturity date					Jul. 25, 2021
$1.35 billion Senior Secured Credit Facility
Debt Instrument [Line Items]
Repayment of debt			$ 1,300,000
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Jul. 12, 2013
Principal amount		$ 1,800,000			$ 1,900,000
Maturity date of loan					Q3 2020
$1.9 billion Secured Term Loan B Facility | Tranche B1 term loans
Debt Instrument [Line Items]
Principal amount		$ 975,000
Maturity date of loan		Q1 2021
$1.9 billion Secured Term Loan B Facility | Tranche B2 term loans
Debt Instrument [Line Items]
Principal amount		$ 825,000
Maturity date of loan		Q3 2016
$1.9 billion Secured Term Loan B Facility | Additional Tranche B1 Term Loans
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Jul. 26, 2013
Principal amount					$ 100,000
Maturity date description					On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 with a fungible add-on to its existing long-term Tranche B-1 with maturity date at no earlier than the third quarter of 2020.
7.25% Senior Unsecured Notes, 6.50% Senior Secured Notes, $1.3 billion Senior Secured Term Loan B Facility and $1.9 billion Term Loan B Facility
Debt Instrument [Line Items]
Issuance of common stock, value				$ 1,992,533
Aggregate cash consideration paid (including early consent fee)				320,800
Reorganization Gain, net				$ 1,129,125